Onerous Contract Provisions - Additional information (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure Of Other Provisions [Line Items]
Credit-adjusted risk-free rate	5.00%	6.50%
Onerous Contracts Provision [Member] | Bottom of Range [Member]
Disclosure Of Other Provisions [Line Items]
Credit-adjusted risk-free rate	2.90%
Onerous Contracts Provision [Member] | Top of Range [Member]
Disclosure Of Other Provisions [Line Items]
Credit-adjusted risk-free rate	4.10%